Retirement Benefits Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Retirement Benefits Obligation Abstract
Expense in respect of defined contribution plans	$ 319	$ 276	$ 177